Subsequent events - (Details) ¥ in Millions, $ in Millions	Nov. 05, 2021 CNY (¥)	Nov. 05, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 27, 2021 CNY (¥)	Sep. 27, 2021 USD ($)
Jiangxi Xiangbai Agriculture And Forestry Development Company Ltd
Subsequent Event [Line Items]
Total consideration transferred					¥ 70.0	$ 10.9
Prepayment of consideration			¥ 10.0	$ 1.6	¥ 60.0	$ 9.3
Subsequent Event Member | Shanghai Jiaoda Onlly Co., Ltd
Subsequent Event [Line Items]
Percentage of voting interest acquired	15.97%	15.97%
Total consideration transferred	¥ 509.6	$ 79.8